LEASES - Operating lease related assets and liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	¥ 17,537,008	$ 2,507,759	¥ 18,975,692
Rights of use lease assets, net	17,537,008	2,507,759	18,975,692
Operating lease liabilities - current	1,759,435	251,596	1,761,231
Operating lease liabilities - non-current	363,277	51,948	1,081,827
Total operating lease liabilities	¥ 2,122,712	$ 303,544	¥ 2,843,058